Business combinations (Details Textual) (USD $)	3 Months Ended	12 Months Ended					12 Months Ended					1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 13, 2012	Dec. 31, 2012 In Process Research and Development [Member]	Dec. 31, 2012 Licensing Agreements [Member]	Dec. 31, 2012 Warrants One [Member]	Mar. 13, 2012 Warrants One [Member]	Dec. 31, 2012 Warrants Two [Member]	Mar. 13, 2012 Warrants Two [Member]	Mar. 31, 2012 Eclat Pharmaceuticals [Member]	Dec. 31, 2012 Eclat Pharmaceuticals [Member]	Dec. 31, 2012 Eclat Pharmaceuticals [Member] Senior Secured Six Year Note [Member]	Dec. 31, 2012 Hycet [Member]
Warrants Issued During Period Warrants New Issues												$ 3,300,000	$ 3,300,000	$ 12,000,000
Contingent Potential Cash Payment		1,000,000
Sales Revenue, Goods, Gross													40,000,000
Percentage Of Debt Instrument Periodic Payment		25.00%
Debt Instrument, Interest Rate, Stated Percentage		7.50%
Amortization of Intangible Assets			660,000
Class Of Warrant Or Right Exercisable								2,200,000	2,200,000	1,100,000	1,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								7.44	7.44	11	11.00
Business Combination Commitment Percentage		100.00%
Fair Value Inputs, Discount Rate		20.00%													13.00%
Fair Value Inputs, Cap Rate		72.00%
Acquired Finite-lived Intangible Asset, Amount						47,309,000	1,973,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life							3 years
Acquisition Costs, Period Cost		635,000
Adjustment Elimination Of Transaction Cost		600,000
Intangible assets, net		41,589,000	0				2,000,000
Amortization	25,000
Goodwill					18,491,000
Business Acquisition, Revenue Recognized		14,400,000
Remeasurement of acquisition liabilities		18,834,000	0	0
Asset Impairment Charges		4,300,000
Impairment of assets		7,170,000	0	0
Future Probability Deferred Compensation Payments		$ 49,600,000